Performance Management - Prospectus Summary - DREYFUS TREASURY SECURITIES CASH MANAGEMENT	Jan. 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Administrative shares from year to year. The table shows the average annual total returns of the fund's Administrative shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2023, Q4: 1.31 Worst Quarter 2022, Q1: 0.00 The year-to-date total return of the fund's Administrative shares as of March 31, 2026 was 0.85%.
Performance [Table]
Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus Summary | DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Administrative Shares | Average Annual Return, Percent	4.04%	3.03%	1.96%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]	For the current yield for Administrative shares, call toll-free 1-800-373-9387 (inside the U.S. only). Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.
Money Market Seven Day Yield Phone	1-800-373-9387
Performance Availability Website Address [Text]	www.dreyfus.com
Administrative Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's Administrative shares as of
Bar Chart, Year to Date Return	0.85%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.31%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Institutional shares from year to year. The table shows the average annual total returns of the fund's Institutional shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2023, Q4: 1.33 Worst Quarter 2021, Q4: 0.00 The year-to-date total return of the fund's Institutional shares as of March 31, 2026 was 0.88%.
Performance [Table]
Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus Summary | DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Institutional Shares | Average Annual Return, Percent	4.14%	3.11%	2.05%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

For the current yield for Institutional shares, call toll-free 1-800-373-9387 (inside the U.S. only). Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Money Market Seven Day Yield Phone	1-800-373-9387
Performance Availability Website Address [Text]	www.dreyfus.com
Institutional Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's Institutional shares as of
Bar Chart, Year to Date Return	0.88%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.33%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Dec. 31, 2021
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Investor shares from year to year. The table shows the average annual total returns of the fund's Investor shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2023, Q4: 1.27 Worst Quarter 2022, Q1: 0.00 The year-to-date total return of the fund's Investor shares as of March 31, 2026 was 0.82%.
Performance [Table]
Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus Summary | DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Investor Shares | Average Annual Return, Percent	3.88%	2.92%	1.85%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

For the current yield for Investor shares, call toll-free 1-800-373-9387 (inside the U.S. only). Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Money Market Seven Day Yield Phone	1-800-373-9387
Performance Availability Website Address [Text]	www.dreyfus.com
Investor Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's Investor shares as of
Bar Chart, Year to Date Return	0.82%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.27%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Participant shares from year to year. The table shows the average annual total returns of the fund's Participant shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2023, Q4: 1.23 Worst Quarter 2022, Q1: 0.00 The year-to-date total return of the fund's Participant shares as of March 31, 2026 was 0.78%.
Performance [Table]
Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus Summary | DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Participant Shares | Average Annual Return, Percent	3.73%	2.81%	1.74%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

For the current yield for Participant shares, call toll-free 1-800-373-9387 (inside the U.S. only). Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Money Market Seven Day Yield Phone	1-800-373-9387
Performance Availability Website Address [Text]	www.dreyfus.com
Participant Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's Participant shares as of
Bar Chart, Year to Date Return	0.78%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.23%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Service shares from year to year. The table shows the average annual total returns of the fund's Service shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2023, Q4: 1.13 Worst Quarter 2022, Q1: 0.00 The year-to-date total return of the fund's Service shares as of March 31, 2026 was 0.68%.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DREYFUS TREASURY SECURITIES CASH MANAGEMENT - Service Shares	12 Months Ended	60 Months Ended	62 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Average Annual Return, Percent	3.32%	2.51%	2.45%
Performance Inception Date			Nov. 16, 2020

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]	For the current yield for Service shares, call toll-free 1-800-373-9387 (inside the U.S. only).
Money Market Seven Day Yield Phone	1-800-373-9387
Performance Availability Website Address [Text]	www.dreyfus.com
Service Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's Service shares as of
Bar Chart, Year to Date Return	0.68%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.13%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Institutional shares from year to year. The table shows the average annual total returns of the fund's Institutional shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2023, Q4: 1.33 Worst Quarter 2021, Q4: 0.00 The year-to-date total return of the fund's Token-Enabled shares as of March 31, 2026 was 0.87%.
Performance [Table]
Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus Summary | DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Institutional Shares | Average Annual Return, Percent	[1]	4.14%	3.11%	2.05%
[1]	Reflects the performance of the fund's Institutional shares, which are offered in a separate prospectus.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

For the current yield for Token-Enabled shares, call toll-free 1-800-373-9387 (inside the U.S. only). Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Money Market Seven Day Yield Phone	1-800-373-9387
Performance Availability Website Address [Text]	www.dreyfus.com
Institutional Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's Token-Enabled shares as of
Bar Chart, Year to Date Return	0.87%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.33%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Dec. 31, 2021
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Wealth shares from year to year. The table shows the average annual total returns of the fund's Wealth shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2023, Q4: 1.26 Worst Quarter 2022, Q1: 0.00 The year-to-date total return of the fund's Wealth shares as of March 31, 2026 was 0.81%.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DREYFUS TREASURY SECURITIES CASH MANAGEMENT - Wealth Shares	12 Months Ended	62 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Average Annual Return, Percent	3.87%	2.84%
Performance Inception Date		Nov. 16, 2020

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]	For the current yield for Wealth shares, call toll-free 1-800-373-9387 (inside the U.S. only).
Money Market Seven Day Yield Phone	1-800-373-9387
Performance Availability Website Address [Text]	www.dreyfus.com
Wealth Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's Wealth shares as of
Bar Chart, Year to Date Return	0.81%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.26%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022